1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
Tel: 215.963.5000	Counselors at Law
Fax: 215.963.5001

July 29, 2011

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:          SEI Institutional Investments Trust Post-Effective Amendment No. 54 and Amendment No. 55 to Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 54 and, under the Investment Company Act of 1940, as amended, Amendment No. 55 (the “Amendments”) to the Trust’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of introducing revisions to the investment strategies of several of the Funds, as well as introducing other non-material changes.

If you have any questions regarding the Amendments, please do not hesitate to contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:                                 Ms. Julie Vossler